Plan Description (Details) - EBP QACA					12 Months Ended
	Dec. 31, 2025 USD ($)	Oct. 01, 2025 USD ($)	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2025 USD ($) loan year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum age for participation in plan | year					18
Automatic enrollment deferral rate					6.00%
Discretionary contribution amount					$ 0	$ 1,693,260
Vesting percentage			100.00%	100.00%	100.00%
Safe harbor vesting period					2 years
Non-safe harbor vesting period					3 years
Maximum borrowing, amount	$ 50,000				$ 50,000
Maximum borrowing, to total account, percentage	50.00%				50.00%
Loan repayment period					5 years
Primary residence, borrowing term	20 years				20 years
Maximum number of notes outstanding | loan					2
Primary residence, number of notes outstanding | loan					1
Basis spread on variable rate					1.00%
Participant account balances transferred		$ 63,754,026
Notes receivable account balances transferred		$ 163,921
Transfer of account balances	$ 13,414,738
Transfer of notes receivable from participants	$ 137,081
EBP Employer Contribution Tranche One
EBP, Description of Plan [Line Items]
Employer matching contribution percentage					100.00%
Employer matched contribution percentage					4.00%
EBP Employer Contribution Tranche Two
EBP, Description of Plan [Line Items]
Employer matching contribution percentage					50.00%
Employer matched contribution percentage					2.00%
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, maximum contribution to eligible compensation, percentage					1.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, maximum contribution to eligible compensation, percentage					75.00%